CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 1,492		$ 2,682
Short-term deposits	300		146
Cash subject to restriction	115		307
Cash and cash equivalents, net	$ 1,907	$ 1,955	$ 3,135	$ 1,236	$ 1,423	$ 1,141